Nationwide Life and Annuity Insurance Company: • Nationwide VA Separate Account - B

Prospectus supplement dated May 1, 2008

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

1.	Your prospectus offers the following underlying mutual funds as investment options under your contract. Effective May 1, 2008, these underlying mutual funds changed names as indicated below:

Old Name	New Name
Nationwide Variable Insurance Trust: Gartmore NVIT International Growth Fund-Class I	Nationwide Variable Insurance Trust: Gartmore NVIT International Equity Fund-Class I
Nationwide Variable Insurance Trust: Gartmore NVIT International Growth Fund-Class III	Nationwide Variable Insurance Trust: Gartmore NVIT International Equity Fund-Class III
Nationwide Variable Insurance Trust: Nationwide Multi-Manager(SM) NVIT Small Cap Growth Fund-Class I	Nationwide Variable Insurance Trust: NVIT Multi-Manager(SM) Small Cap Growth Fund-Class I
Nationwide Variable Insurance Trust: Nationwide Multi-Manager(SM) NVIT Small Company Fund-Class I	Nationwide Variable Insurance Trust: NVIT Multi-Manager(SM) Small Company Fund-Class I
Nationwide Variable Insurance Trust: Nationwide NVIT Global Financial Services Fund-Class III	Nationwide Variable Insurance Trust: NVIT Global Financial Services Fund-Class III
Nationwide Variable Insurance Trust: Nationwide NVIT Global Health Sciences Fund-Class I	Nationwide Variable Insurance Trust: NVIT Health Sciences Fund-Class I
Nationwide Variable Insurance Trust: Nationwide NVIT Global Health Sciences Fund-Class III	Nationwide Variable Insurance Trust: NVIT Health Sciences Fund-Class III
Nationwide Variable Insurance Trust: Nationwide NVIT Global Technology and Communications Fund-Class I	Nationwide Variable Insurance Trust: NVIT Technology and Communications Fund-Class I
Nationwide Variable Insurance Trust: Nationwide NVIT Global Technology and Communications Fund-Class III	Nationwide Variable Insurance Trust: NVIT Technology and Communications Fund-Class III
Nationwide Variable Insurance Trust: Nationwide NVIT Government Bond Fund-Class I	Nationwide Variable Insurance Trust: NVIT Government Bond Fund-Class I
Nationwide Variable Insurance Trust: Nationwide NVIT Growth Fund-Class I	Nationwide Variable Insurance Trust: NVIT Growth Fund-Class I
Nationwide Variable Insurance Trust: Nationwide NVIT Investor Destinations Aggressive Fund-Class II	Nationwide Variable Insurance Trust: NVIT Investor Destinations Aggressive Fund-Class II
Nationwide Variable Insurance Trust: Nationwide NVIT Investor Destinations Conservative Fund-Class II	Nationwide Variable Insurance Trust: NVIT Investor Destinations Conservative Fund-Class II
Nationwide Variable Insurance Trust: Nationwide NVIT Investor Destinations Moderate Fund-Class II	Nationwide Variable Insurance Trust: NVIT Investor Destinations Moderate Fund-Class II
Nationwide Variable Insurance Trust: Nationwide NVIT Investor Destinations Moderately Aggressive Fund-Class II	Nationwide Variable Insurance Trust: NVIT Investor Destinations Moderately Aggressive Fund-Class II
Nationwide Variable Insurance Trust: Nationwide NVIT Investor Destinations Moderately Conservative Fund-Class II	Nationwide Variable Insurance Trust: NVIT Investor Destinations Moderately Conservative Fund-Class II

Nationwide Variable Insurance Trust: Nationwide NVIT Mid Cap Growth Fund-Class I	Nationwide Variable Insurance Trust: NVIT Mid Cap Growth Fund-Class I
Nationwide Variable Insurance Trust: Nationwide NVIT Money Market Fund-Class I	Nationwide Variable Insurance Trust: NVIT Money Market Fund-Class I
Nationwide Variable Insurance Trust: Nationwide NVIT U.S. Growth Leaders Fund-Class III	Nationwide Variable Insurance Trust: NVIT U.S. Growth Leaders Fund-Class III
Nationwide Variable Insurance Trust: NVIT International Value Fund-Class III	Nationwide Variable Insurance Trust: NVIT Multi-Manager International Value Fund-Class III

2.	The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2008:

•	American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III
•	American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I
•	Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
•	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Initial Class
•	Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio - I Class
•	Neuberger Berman Advisers Management Trust - AMT Partners Portfolio - I Class
•	Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio - I Class
•	The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I

3.           The “Legal Proceedings” section of your prospectus is replaced with the following:

Nationwide and its parent company, Nationwide Life Insurance Company (NLIC) are parties to litigation and arbitration proceedings in the ordinary course of business.  It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  Nationwide does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide’s consolidated financial position.  However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices.  A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than Nationwide.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years.  Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues.  Nationwide has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide.  Nationwide has cooperated with these investigations.  Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by Nationwide and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer.  Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back medium-term note (MTN) programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives.  Related investigations, proceedings or inquiries may be commenced in the future.  Nationwide and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the NLIC MTN program.  Nationwide is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies.  These proceedings also could affect the outcome of one or more of Nationwide’s litigation matters.  There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Nationwide in the future.

The following cases relate specifically to NLIC (Nationwide’s parent)

On November 20, 2007, NLIC was named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v NLIC, NRS, Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z.  The plaintiffs purport to represent a class of all participants in the Alabama State Employees Association (ASEA) plan, excluding members of the Board of Control during the Class Period and excluding ASEA’s directors, officers and board members during the class period.  The class period is the date from which NLIC first made a payment to ASEA or PEBCO arising out of the funding agreement dated March 24, 2004 to the date class notice is provided.  The plaintiffs allege that the defendants breached their fiduciary duties, converted plan participants’ properties, and breached their contract when payments were made and the plan was administered under the funding agreement.  The complaint seeks a declaratory judgment, an injunction, disgorgement of amounts paid, compensatory and punitive damages, interest, attorneys’ fees and costs, and such other equitable and legal relief to which the plaintiffs and class members may be entitled.  On January 9, 2008, NLIC filed a Notice of Removal to the United States District Court Northern District of Alabama, Southern Division.  On January 16, 2008, NLIC filed a motion to dismiss.  On January 24, 2008, the plaintiffs filed a motion to remand.  The motions have been fully briefed.  NLIC intends to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al.  The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries).  The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties.  The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  On October 12, 2007, NLIC filed a motion to dismiss.  The motion has been fully briefed.  NLIC intends to defend this lawsuit vigorously.

On November 15, 2006, NLIC was named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc.  The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period.  The class period is from January 1, 1996 until the class notice is provided.  The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds.  The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest.  On January 25, 2007, NLIC filed a motion to dismiss.  On September 17, 2007, the Court granted the motion to dismiss.  On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint.  On October 25, 2007, NLIC filed it’s opposition to the plaintiff’s motion.  NLIC continues to defend this lawsuit vigorously.

On February 11, 2005, NLIC was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company.  The plaintiff claims that the total of modal payments that policyholders paid per year exceeded the guaranteed maximum premium provided for in the policy. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment.  The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees.  On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims.  The court certified a class consisting of all residents of the United States and the Virgin Islands who, during the class period, paid premiums on a modal basis to NLIC for term life insurance policies issued by NLIC during the class period that provide for guaranteed maximum premiums, excluding certain specified products.  Excluded from the class are NLIC; any parent, subsidiary or affiliate of NLIC; all employees, officers and directors of NLIC; and any justice, judge or magistrate judge of the State of Ohio who may hear the case.  The class period is from February 10, 1990 through February 2, 2006, the date the class was certified.  On January 26, 2007, the plaintiff filed a motion for summary judgment.  On April 30, 2007, NLIC filed a motion for summary judgment.  On February 4, 2008, the Court entered its ruling on the parties’ pending motions for summary judgment.  The Court granted NLIC’s motion for summary judgment for some of the plaintiffs’ causes of action, including breach of contract claims on all decreasing term policies, plaintiff Carr’s individual claims for fraud by omission, violation of the Ohio Deceptive Trade Practices Act and all unjust enrichment claims.  However, several claims against NLIC remain, including plaintiff Carr’s individual claim for breach of contract and the plaintiff Class’ claims for breach of contract for the term life policies in 43 of 51 jurisdictions.  The Court has requested additional briefing on NLIC’s affirmative defense that the doctrine of voluntary payment acts as a defense to the breach of contract claims.  NLIC continues to defend this lawsuit vigorously.

On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company.  NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004.  On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation.  In response, on May 13, 2005, the plaintiff filed the first amended complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity.  The first amended complaint purports to disclaim, with respect to market timing or stale price trading in NLIC’s annuities sub-accounts, any allegation based on NLIC’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of NLIC annuities or units in annuities sub-accounts.  The plaintiff claims, in the alternative, that if NLIC is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to NLIC’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity.  The first amended complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs.  On June 1, 2006, the District Court granted NLIC’s motion to dismiss the plaintiff’s complaint.  The plaintiff appealed the District Court’s decision, and the issues have been fully briefed.  NLIC continues to defend this lawsuit vigorously.

On August 15, 2001, NLIC was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company.  Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from NLIC.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class.  On September 25, 2007, NLIC’s motion to dismiss the plaintiffs’ fifth amended complaint was denied.  On October 12, 2007, NLIC filed it’s answer to the plaintiffs’ fifth amended complaint and amended counterclaims.  On November 1, 2007, the plaintiffs filed a motion to dismiss NLIC’s amended counterclaims.  On November 15, 2007, the plaintiffs filed a motion for class certification.  On February 8, 2008, the Court denied the plaintiffs’ motion to dismiss the amended counterclaim, with the exception that it was tentatively granting the plaintiffs’ motion to dismiss with respect to the Companies’ claim that it could recover any “disgorgement remedy” from plan sponsors.  NLIC continue to defend this lawsuit vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.